New World Fund®
Investment portfolio
January 31, 2026
unaudited

Common stocks 95.51% Information technology 24.14%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	121,971,720	$6,879,561
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	218,165	72,117
SK hynix, Inc.	4,488,603	2,834,612
Broadcom, Inc.	3,922,239	1,299,438
Microsoft Corp.	2,842,402	1,223,057
NVIDIA Corp.	5,481,135	1,047,609
ASML Holding NV	470,157	677,455
ASML Holding NV (ADR)	149,117	212,193
Tokyo Electron, Ltd.	3,000,200	800,842
Samsung Electronics Co., Ltd.	3,520,603	392,564
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,798,163	146,661
KLA Corp.	277,125	395,718
MediaTek, Inc.	6,025,130	336,963
Baidu, Inc., Class A (a)	15,679,400	306,680
Elite Material Co., Ltd.	4,114,400	228,142
Xiaomi Corp., Class B (a)	47,351,500	215,176
Cloudflare, Inc., Class A (a)	1,098,924	194,894
Capgemini SE	1,241,049	193,005
Accton Technology Corp.	4,605,000	163,158
Apple, Inc.	528,239	137,067
Jentech Precision Industrial Co., Ltd.	1,449,000	130,765
Corning, Inc.	1,220,881	126,056
Delta Electronics, Inc.	2,540,055	98,470
Micron Technology, Inc.	230,703	95,714
SAP SE	387,971	78,437
SAP SE (ADR)	83,460	16,779
Intel Corp. (a)	1,999,609	92,922
Kokusai Electric Corp.	2,177,000	90,028
Oracle Corp.	460,125	75,727
Applied Materials, Inc.	209,493	67,524
eMemory Technology, Inc.	1,108,000	64,431
E Ink Holdings, Inc.	11,395,000	63,366
Zhongji Innolight Co., Ltd., Class A	640,765	59,848
Synopsys, Inc. (a)	125,854	58,537
Infineon Technologies AG	1,122,530	55,366
TDK Corp.	4,308,214	55,147
ASE Technology Holding Co., Ltd.	4,563,000	43,064
EPAM Systems, Inc. (a)	163,868	34,183
Globant SA (a)	488,003	32,638
LITE-ON Technology Corp.	6,005,000	31,294
Tata Consultancy Services, Ltd.	765,696	26,003
Unity Software, Inc. (a)	868,817	25,283
Keyence Corp.	68,400	24,945
Canva Australia Holdings Pty, Ltd. (a)(b)(c)	10,572	17,403
New World Fund — Page 1 of 21

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Credo Technology Group Holding, Ltd. (a)	97,004	$12,153
Disco Corp.	23,400	10,008
		19,243,003
Financials 17.42%
Nu Holdings, Ltd., Class A (a)	53,976,928	958,090
Banco Bilbao Vizcaya Argentaria SA	35,940,132	913,805
Standard Chartered PLC	23,654,354	602,682
Mastercard, Inc., Class A	1,112,354	599,325
Abu Dhabi Islamic Bank PJSC	81,107,154	537,549
KB Financial Group, Inc.	4,619,058	433,859
AIA Group, Ltd.	36,981,155	427,702
Capitec Bank Holdings, Ltd.	1,578,058	425,070
Eurobank SA	75,515,922	370,135
Kotak Mahindra Bank, Ltd.	75,123,510	333,202
UniCredit SpA	3,525,667	306,959
Hana Financial Group, Inc.	4,353,090	302,726
Al Rajhi Banking and Investment Corp., non-registered shares	10,445,935	298,535
XP, Inc., Class A	14,090,438	274,904
PICC Property and Casualty Co., Ltd., Class H	130,137,400	269,700
Emirates NBD Bank PJSC	31,833,003	269,573
Banco Santander SA	20,539,365	262,453
ICICI Bank, Ltd.	13,172,669	194,037
ICICI Bank, Ltd. (ADR)	2,142,214	62,745
Cholamandalam Investment and Finance Co., Ltd.	14,469,644	256,651
Axis Bank, Ltd.	16,874,745	251,394
Visa, Inc., Class A	726,336	233,757
National Bank of Greece SA	11,665,809	206,246
Shriram Finance, Ltd.	18,540,741	205,588
Ping An Insurance (Group) Co. of China, Ltd., Class H (d)	21,182,000	197,121
Saudi National Bank (The)	16,256,759	194,505
Credicorp, Ltd.	543,781	194,037
PB Fintech, Ltd. (a)	10,565,664	190,035
AU Small Finance Bank, Ltd.	15,585,999	166,446
HDFC Bank, Ltd.	15,584,362	157,432
Saudi Awwal Bank SJSC, non-registered shares	15,350,834	145,948
Banco BTG Pactual SA, units	12,789,810	145,694
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	163,331,000	142,171
FirstRand, Ltd.	23,818,382	136,448
Futu Holdings, Ltd. (ADR) (a)	826,885	134,427
OTP Bank PLC	1,062,376	133,844
Commercial International Bank - Egypt (CIB) SAE (GDR)	48,317,674	128,042
Samsung Life Insurance Co., Ltd.	978,643	128,025
Bank of the Philippine Islands	60,674,985	127,779
BSE, Ltd.	3,945,677	119,973
Brookfield Corp., Class A	2,617,635	119,233
Discovery, Ltd.	7,773,995	113,195
PKO Bank Polski SA, Class C	4,126,702	107,529
Grupo Financiero Banorte, SAB de CV, Series O	9,440,196	106,723
Hong Kong Exchanges and Clearing, Ltd.	1,917,800	106,101
Abu Dhabi Commercial Bank PJSC	23,991,601	99,429
China Merchants Bank Co., Ltd., Class H	15,431,000	94,536
China Merchants Bank Co., Ltd., Class A	871,100	4,848
Prudential PLC	6,002,659	98,934
Bajaj Finance, Ltd.	9,000,000	90,976
New World Fund — Page 2 of 21

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Vietnam Technological and Commercial JSCB (The)	59,826,173	$88,603
Banco Santander (Brasil) SA, units	12,456,892	85,969
Aon PLC, Class A	242,345	84,733
B3 SA - Brasil, Bolsa, Balcao	27,413,953	84,126
Public Bank Bhd.	66,584,800	82,260
Kasikornbank PCL, foreign registered shares	12,449,000	74,181
3i Group PLC	1,595,521	73,160
Samsung Fire & Marine Insurance Co., Ltd.	203,647	70,882
Akbank TAS	32,807,152	70,123
Central Depository Services (India), Ltd.	4,751,596	68,195
Yapi ve Kredi Bankasi AS (a)	69,485,433	65,639
Bank Central Asia Tbk PT	144,684,500	63,787
HSBC Holdings PLC (GBP denominated)	3,511,554	61,764
Qatar National Bank QPSC	11,285,385	61,371
CVC Capital Partners PLC (d)	2,883,386	51,028
360 ONE WAM, Ltd.	3,334,410	41,117
Kaspi.kz JSC (ADR) (a)	518,470	39,492
DB Insurance Co., Ltd.	372,059	36,860
BDO Unibank, Inc.	15,193,586	34,836
State Bank of India	2,921,048	34,205
Bank of Ningbo Co., Ltd., Class A	7,434,120	33,113
Shinhan Financial Group Co., Ltd.	563,114	32,979
Woori Financial Group, Inc.	1,439,600	30,254
Bajaj Finserv, Ltd.	1,331,886	28,272
S&P Global, Inc.	50,281	26,538
Haci Omer Sabanci Holding AS	9,967,344	25,098
Wise PLC, Class A (a)	1,914,754	24,707
Erste Group Bank AG	169,213	21,963
Asia Commercial Joint Stock Bank	12,124,220	11,266
Sberbank of Russia PJSC (b)	38,486,552	— (e)
		13,886,639
Industrials 12.28%
Airbus SE, non-registered shares	4,119,914	944,477
International Container Terminal Services, Inc.	76,106,571	829,823
Rolls-Royce Holdings PLC	40,405,450	669,547
Hitachi, Ltd.	17,667,474	612,014
General Electric Co.	1,561,082	478,924
Copa Holdings, SA, Class A	2,748,732	374,927
Rumo SA (f)	112,100,223	314,398
IHI Corp.	13,295,208	306,522
Localiza Rent a Car SA, ordinary nominative shares	32,024,156	294,456
Localiza Rent a Car SA (a)	1,110,785	9,848
Safran SA	797,247	284,450
Kanzhun, Ltd., Class A (ADR)	14,508,073	268,690
Kanzhun, Ltd., Class A (d)	1,590,060	14,868
Weichai Power Co., Ltd., Class A	61,080,710	208,686
Weichai Power Co., Ltd., Class H	17,592,000	59,946
Contemporary Amperex Technology Co., Ltd., Class A	5,094,021	256,589
DSV A/S	850,719	238,863
BAE Systems PLC	8,105,557	218,941
WEG SA	20,682,646	203,260
Leonardo SpA	2,937,580	196,040
Shenzhen Inovance Technology Co., Ltd., Class A	17,921,562	192,486
AGCO Corp.	1,636,783	185,628
New World Fund — Page 3 of 21

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	6,585,359	$180,807
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	14,333	3,941
Aselan Elektronik Sanayi ve Ticaret AS	26,110,786	182,080
Daikin Industries, Ltd.	1,472,400	176,819
TransDigm Group, Inc.	117,855	168,243
Uber Technologies, Inc. (a)	2,078,007	166,344
Siemens AG	516,950	157,052
Techtronic Industries Co., Ltd.	11,491,869	156,665
Hanwha Aerospace Co., Ltd.	169,422	153,014
Mitsui & Co., Ltd.	4,468,000	145,363
Motiva Infraestrutura de Mobilidade SA	45,596,765	145,210
Larsen & Toubro, Ltd.	2,312,128	98,839
Mitsubishi Heavy Industries, Ltd.	3,051,900	89,116
Jiangsu Hengli Hydraulic Co., Ltd., Class A	5,570,791	86,907
Schneider Electric SE	254,227	73,017
SM Investments Corp.	5,622,110	66,838
Ayala Corp.	7,157,440	61,509
GT Capital Holdings, Inc.	5,400,900	61,457
InPost SA (a)(d)	3,843,724	60,141
Carrier Global Corp.	994,315	59,241
International Consolidated Airlines Group SA (CDI)	8,727,776	49,944
Embraer SA	2,646,565	48,755
Turk Hava Yollari Anonim Ortakligi, non-registered shares	6,353,159	44,412
Ingersoll-Rand, Inc.	468,589	40,341
Bureau Veritas SA	1,099,033	35,304
Boeing Co. (The) (a)	117,784	27,528
Wizz Air Holdings PLC (a)(d)	1,037,203	20,125
CSG NV (a)	456,359	16,529
Grab Holdings, Ltd., Class A (a)	3,818,359	16,419
LG Corp.	186,076	11,854
Siemens Energy AG	59,559	10,205
Haitian International Holdings, Ltd.	2,222,000	6,878
		9,784,280
Consumer discretionary 11.54%
MercadoLibre, Inc. (a)	626,516	1,345,625
Alibaba Group Holding, Ltd.	26,691,100	578,095
Alibaba Group Holding, Ltd. (ADR)	2,378,362	403,275
Trip.com Group, Ltd. (ADR)	8,764,311	537,866
Trip.com Group, Ltd.	7,167,905	442,070
Midea Group Co., Ltd., Class A	54,368,804	607,106
LVMH Moet Hennessy-Louis Vuitton SE	585,522	379,575
Compagnie Financiere Richemont SA, Class A	1,504,807	291,112
Eicher Motors, Ltd.	3,706,104	286,960
BYD Co., Ltd., Class A	15,531,324	203,158
BYD Co., Ltd., Class H	3,596,073	44,996
Prosus NV, Class N	3,983,789	228,813
H World Group, Ltd. (ADR)	4,245,866	201,721
H World Group, Ltd.	3,349,100	16,411
Ryohin Keikaku Co., Ltd.	10,750,600	214,026
MakeMyTrip, Ltd. (a)(d)	3,398,764	212,015
Eternal, Ltd. (a)	68,775,252	204,559
Vibra Energia SA	32,967,871	180,164
Maruti Suzuki India, Ltd.	1,110,014	176,166
Hyundai Motor Co.	477,105	165,730
New World Fund — Page 4 of 21

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group, Ltd.	32,428,932	$165,214
TVS Motor Co., Ltd.	3,808,648	152,259
Jumbo SA	4,957,734	147,151
Sea, Ltd., Class A (ADR) (a)	1,207,963	140,716
Pop Mart International Group, Ltd. (d)	4,700,000	134,525
Meituan, Class B (a)	8,596,100	106,955
Naspers, Ltd., Class N	1,656,969	101,703
Li Ning Co., Ltd.	37,111,500	97,100
PDD Holdings, Inc. (ADR) (a)	934,504	94,432
Tesla, Inc. (a)	212,828	91,603
Wynn Resorts, Ltd.	821,346	88,254
Inchcape PLC	7,188,604	80,315
Moncler SpA	1,223,329	71,068
Royal Caribbean Cruises, Ltd.	201,321	65,359
Aptiv Holdings, Ltd. (a)	760,676	57,621
Lenskart Solutions, Ltd. (a)	9,237,383	45,927
Lenskart Solutions, Ltd. (a)(g)	1,554,703	7,730
Pepkor Holdings, Ltd.	31,905,032	52,300
YUM! Brands, Inc.	335,967	52,243
Hermes International	20,040	48,198
Fast Retailing Co., Ltd.	125,800	47,797
Coupang, Inc., Class A (a)	2,253,417	45,429
Starbucks Corp.	484,663	44,565
Marriott International, Inc., Class A	141,088	44,485
Shenzhou International Group Holdings, Ltd.	5,240,300	41,790
InterContinental Hotels Group PLC	286,092	38,565
Industria de Diseno Textil SA	584,837	38,128
Booking Holdings, Inc.	7,337	36,698
adidas AG	198,745	35,137
Mahindra & Mahindra, Ltd.	918,958	34,284
ANTA Sports Products, Ltd.	3,252,200	32,576
Ferrari NV (EUR denominated)	92,935	30,933
Laopu Gold Co., Ltd., Class H (d)	296,700	29,548
Amadeus IT Group SA, Class A, non-registered shares	357,138	23,969
NIKE, Inc., Class B	340,612	21,053
Sands China, Ltd. (d)	9,392,297	20,475
Hilton Worldwide Holdings, Inc.	67,894	20,267
Shangri-La Asia, Ltd.	32,230,000	20,092
Cyrela Brazil Realty SA, ordinary nominative shares	3,354,724	19,060
Tube Investments of India, Ltd.	702,883	17,843
Renault SA	460,623	17,406
Kering SA	32,598	10,207
Evolution AB	128,314	8,335
Compagnie Generale des Etablissements Michelin	21,131	785
		9,199,543
Communication services 9.33%
Tencent Holdings, Ltd.	27,781,539	2,155,069
Alphabet, Inc., Class C	1,603,870	542,958
Alphabet, Inc., Class A	1,593,033	538,445
Bharti Airtel, Ltd.	38,409,633	822,036
Bharti Airtel, Ltd., interim shares	1,014,048	17,242
Meta Platforms, Inc., Class A	1,162,890	833,211
NetEase, Inc.	21,635,321	567,740
MTN Group, Ltd.	50,217,524	562,461
New World Fund — Page 5 of 21

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
KT Corp. (ADR)	13,150,845	$275,116
Telkom Indonesia (Persero) Tbk PT, Class B	809,898,900	173,705
Baidu, Inc., Class A (ADR) (a)	1,055,916	161,745
America Movil, SAB de CV, Class B (ADR)	6,178,033	127,885
True Corp. PCL, foreign registered shares	298,948,334	109,914
Spotify Technology SA (a)	213,674	106,912
Orange	5,679,523	105,157
Tencent Music Entertainment Group, Class A (ADR)	6,237,143	104,659
Netflix, Inc. (a)	924,435	77,181
Advanced Info Service PCL, foreign registered shares	4,790,776	52,995
ROBLOX Corp., Class A (a)	717,122	47,158
NAVER Corp.	172,350	32,928
Singapore Telecommunications, Ltd.	6,101,800	22,017
		7,436,534
Materials 6.99%
First Quantum Minerals, Ltd. (a)	32,136,918	908,420
Grupo Mexico, SAB de CV, Series B	48,963,564	543,682
Barrick Mining Corp.	8,164,357	373,846
Barrick Mining Corp. (CAD denominated)	830,443	37,959
Vale SA, ordinary nominative shares	18,877,225	302,452
Vale SA (ADR), ordinary nominative shares	3,932,010	63,187
Glencore PLC	52,684,436	359,913
APL Apollo Tubes, Ltd.	10,507,405	233,673
Valterra Platinum, Ltd.	2,378,560	208,576
Valterra Platinum, Ltd. (ADR) (d)	769,421	11,245
Amcor PLC (CDI)	4,699,455	204,496
Zijin Gold International Co., Ltd. (a)(d)	7,469,281	198,557
Southern Copper Corp.	779,426	148,340
BASF SE	2,640,016	143,825
Anhui Conch Cement Co., Ltd., Class H	44,447,500	141,215
Nitto Denko Corp.	5,944,819	131,603
Impala Platinum Holdings, Ltd.	7,050,484	129,096
Linde PLC	281,034	128,424
Freeport-McMoRan, Inc.	1,870,886	112,683
Saudi Basic Industries Corp. non-registered shares	6,501,770	98,544
Nutrien, Ltd. (CAD denominated)	1,340,031	92,262
Siam Cement PCL, foreign registered shares	13,805,500	90,140
Ivanhoe Mines, Ltd., Class A (a)(d)	6,355,278	80,371
Suzano SA	8,490,558	79,586
Pan American Silver Corp.	1,418,491	77,450
Wheaton Precious Metals Corp. (CAD denominated)	561,664	73,996
Aura Minerals, Inc.	1,077,383	68,618
Anglo American PLC	1,389,318	64,789
Nippon Steel Corp. (d)	13,922,100	58,105
Loma Negra Compania Industrial Argentina SA (ADR) (a)	3,966,482	45,734
Antofagasta PLC	897,415	44,797
Corteva, Inc.	521,342	37,954
Sika AG	190,950	36,631
Ecolab, Inc.	123,069	34,704
Gold Fields, Ltd.	690,200	34,593
Heidelberg Materials AG, non-registered shares	117,810	32,300
Asian Paints, Ltd.	1,205,674	31,828
Syensqo SA (d)	373,246	31,421
SRF, Ltd.	784,642	24,023
New World Fund — Page 6 of 21

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
ArcelorMittal SA	403,621	$21,998
Northam Platinum Holdings, Ltd.	741,033	18,066
China Hongqiao Group, Ltd., Class H (a)	2,724,000	12,595
Alrosa PJSC (a)(b)	15,128,747	— (e)
		5,571,697
Health care 4.86%
Novo Nordisk AS, Class B	12,690,475	744,366
Max Healthcare Institute, Ltd.	44,217,943	459,929
AstraZeneca PLC	2,038,957	379,441
Eli Lilly and Co.	315,971	327,709
Laurus Labs, Ltd.	25,768,788	270,329
Thermo Fisher Scientific, Inc.	456,685	264,243
BeOne Medicines, Ltd. (ADR) (a)	662,549	225,518
BeOne Medicines, Ltd. (a)	690,800	18,269
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	16,365,244	136,980
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)(d)	3,421,800	29,982
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	4,306,200	146,755
Innovent Biologics, Inc. (a)	13,761,500	142,863
EssilorLuxottica SA	365,743	111,808
Danaher Corp.	401,576	87,901
Dr. Sulaiman Al Habib Medical Services Group Co.	960,157	66,965
Rede D’Or Sao Luiz SA	7,858,901	63,301
Align Technology, Inc. (a)	366,512	59,752
OdontoPrev SA	24,789,972	52,946
WuXi AppTec Co., Ltd., Class A	2,063,300	28,269
WuXi AppTec Co., Ltd., Class H	1,672,300	23,804
Abbott Laboratories	415,583	45,423
bioMerieux SA	291,269	33,766
Mettler-Toledo International, Inc. (a)	21,948	30,140
Mankind Pharma, Ltd.	1,159,292	26,768
Medtronic PLC	238,808	24,588
Asahi Intecc Co., Ltd.	1,324,800	22,000
Lupin, Ltd.	920,925	21,553
WuXi Biologics (Cayman), Inc. (a)	4,392,500	20,804
CanSino Biologics, Inc., Class H (a)	828,600	3,748
		3,869,920
Consumer staples 4.23%
Nestle SA	5,403,078	513,224
Kweichow Moutai Co., Ltd., Class A	2,251,601	453,982
Arca Continental, SAB de CV	18,848,142	212,403
JBS NV (BDR) (a)	11,924,264	186,542
Carlsberg A/S, Class B	1,114,195	150,850
Philip Morris International, Inc.	808,200	145,023
Raia Drogasil SA, ordinary nominative shares	30,600,000	142,454
Avenue Supermarts, Ltd. (a)	3,088,391	123,871
Anheuser-Busch InBev SA/NV	1,556,626	110,856
KT&G Corp.	993,169	106,189
BBB Foods, Inc., Class A (a)	2,390,738	83,413
PepsiCo, Inc.	532,197	81,762
Pernod Ricard SA	895,979	79,739
Dino Polska SA, non-registered shares (a)(d)	7,402,601	78,276
Tsingtao Brewery Co., Ltd., Class H	12,018,000	76,119
Shoprite Holdings, Ltd.	4,554,121	75,110
New World Fund — Page 7 of 21

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Monster Beverage Corp. (a)	881,147	$71,162
Varun Beverages, Ltd.	13,432,065	68,812
Wal-Mart de Mexico, SAB de CV, Series V (d)	21,426,067	67,996
L’Oreal SA, non-registered shares	138,664	63,609
British American Tobacco PLC	1,035,642	62,013
United Spirits, Ltd.	4,032,581	59,734
Danone SA	719,636	56,163
Zabka Group (a)(d)	7,851,040	47,729
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates (d)	21,001,800	46,520
Bunge Global SA	358,071	40,777
Coca-Cola Co.	470,615	35,207
WH Group, Ltd.	26,020,279	30,577
Mondelez International, Inc., Class A	520,771	30,450
Walmart, Inc.	222,936	26,561
Godrej Consumer Products, Ltd.	1,515,434	19,013
JD Health International, Inc. (a)	1,934,600	15,663
ITC, Ltd.	3,099,203	10,854
		3,372,653
Energy 2.23%
Reliance Industries, Ltd.	29,164,500	442,409
TotalEnergies SE (EUR denominated)	3,660,603	265,336
ADNOC Drilling Co. PJSC	136,715,853	198,419
Vista Energy, SAB de CV, Class A (ADR) (a)	3,260,369	197,220
SLB, Ltd.	3,993,489	193,205
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	11,751,692	180,271
Adnoc Gas PLC	169,094,533	166,217
Shell PLC (GBP denominated)	1,691,317	64,662
Chevron Corp.	301,172	53,277
Borr Drilling, Ltd. (a)(d)	2,690,597	12,592
Rosneft Oil Co. PJSC (b)	8,335,580	— (e)
		1,773,608
Real estate 1.31%
Lodha Developers, Ltd.	45,532,015	480,873
China Resources Land, Ltd.	41,923,000	164,642
China Resources Mixc Lifestyle Services, Ltd.	17,839,800	105,777
Emaar Properties PJSC	23,009,869	93,982
CK Asset Holdings, Ltd.	14,042,000	82,396
SM Prime Holdings, Inc.	148,869,400	54,612
Longfor Group Holdings, Ltd.	36,508,928	48,136
Fibra Uno Administracion REIT, SA de CV	4,912,149	7,640
ALLOS SA, ordinary nominative shares	1,066,970	6,264
		1,044,322
Utilities 1.18%
Gulf Development PCL	145,592,784	215,736
Power Grid Corp. of India, Ltd.	74,653,699	208,166
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	7,684,427	206,203
Equatorial SA	14,203,829	110,440
SembCorp Industries, Ltd.	22,535,800	106,824
CPFL Energia SA	4,064,561	39,744
New World Fund — Page 8 of 21

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Engie SA	1,120,530	$33,338
AES Corp.	1,330,496	19,492
		939,943
Total common stocks (cost: $45,347,738,000)		76,122,142
Preferred securities 0.64% Financials 0.45%
Itau Unibanco Holding SA (ADR), preferred nominative shares	33,607,347	288,687
Itau Unibanco Holding SA, preferred nominative shares	8,480,288	73,318
		362,005
Real estate 0.14%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(c)	433,164	86,884
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(c)	113,966	22,859
		109,743
Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (d)	654,857	31,989
Cyrela Brazil Realty SA (a)	635,999	3,402
TVS Motor Co., Ltd., 6.00% preferred shares (a)	17,315,908	1,882
Getir BV, Series D, preferred shares (a)(b)(c)	103,205	— (e)
		37,273
Information technology 0.00%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)(c)	925	1,523
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)(c)	38	63
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(b)(c)	3	5
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(b)(c)	2	3
		1,594
Total preferred securities (cost: $451,691,000)		510,615
Bonds, notes & other debt instruments 2.36% Bonds & notes of governments & government agencies outside the U.S. 2.08% Mexico 0.31%	Principal amount (000)
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (h)	USD18,200	18,511
United Mexican States 6.875% 5/13/2037	11,065	11,726
United Mexican States 5.125% 3/19/2038	EUR7,935	9,429
United Mexican States 4.75% 3/8/2044	USD13,300	10,911
United Mexican States 3.75% 4/19/2071	10,285	6,081
United Mexican States, Series M20, 8.50% 5/31/2029	MXN520,000	30,239
United Mexican States, Series M, 7.75% 5/29/2031	1,422,491	79,518
United Mexican States, Series M, 7.75% 11/23/2034	367,152	19,846
United Mexican States, Series M30, 8.50% 11/18/2038	369,000	20,258
United Mexican States, Series M, 7.75% 11/13/2042	370,000	18,499
United Mexican States, Series M, 8.00% 7/31/2053	385,346	19,282
		244,300
Brazil 0.17%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL100,700	18,627
Brazil (Federative Republic of) 0% 1/1/2030	103,900	12,296
Brazil (Federative Republic of) 10.00% 1/1/2031	218,634	37,121
New World Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Brazil (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 6.00% 8/15/2032 (i)	BRL88,547	$15,497
Brazil (Federative Republic of) 10.00% 1/1/2035	230,800	36,606
Brazil (Federative Republic of) 6.00% 8/15/2050 (i)	86,369	14,523
		134,670
Indonesia 0.15%
Indonesia (Republic of) 6.375% 4/15/2032	IDR42,582,000	2,567
Indonesia (Republic of) 7.00% 2/15/2033	306,914,000	18,949
Indonesia (Republic of) 7.50% 6/15/2035	138,600,000	8,873
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,689
Indonesia (Republic of) 7.125% 6/15/2038	IDR134,960,000	8,427
Indonesia (Republic of) 7.50% 4/15/2040	167,757,000	10,793
Indonesia (Republic of) 7.125% 8/15/2040	246,706,000	15,529
Indonesia (Republic of) 7.125% 6/15/2042	158,647,000	9,882
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	557,236,000	33,745
		118,454
Malaysia 0.14%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR206,474	53,499
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	60,350	15,748
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	8,532
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	4,523
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	49,200	12,647
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	4,807
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	22,900	6,060
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (h)	USD3,400	3,309
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (h)	3,400	2,982
		112,107
Poland 0.13%
Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN14,932	4,437
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD8,680	8,788
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN148,000	44,795
Poland (Republic of), Series 1034, 5.00% 10/25/2034	150,863	42,585
		100,605
South Africa 0.12%
South Africa (Republic of) 5.875% 4/20/2032	USD8,700	8,930
South Africa (Republic of) 11.625% 3/31/2053	ZAR307,288	24,654
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	162,500	10,612
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	525,500	33,347
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	293,500	17,900
		95,443
India 0.11%
India (Republic of) 7.18% 7/24/2037	INR3,251,480	36,054
India (Republic of) 7.09% 8/5/2054	5,265,940	55,168
		91,222
Colombia 0.11%
Colombia (Republic of) 3.25% 4/22/2032	USD11,800	9,993
Colombia (Republic of) 5.00% 6/15/2045	7,251	5,357
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP79,746,000	17,041
Colombia (Republic of), Series B, 13.25% 2/9/2033	118,038,300	32,676
New World Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Colombia (continued)	Principal amount (000)	Value (000)
Colombia (Republic of), Series B, 7.25% 10/18/2034	COP41,522,500	$8,144
Colombia (Republic of), Series B, 11.75% 1/24/2035	17,734,500	4,622
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (i)	130,200	11,336
		89,169
Hungary 0.09%
Hungary (Republic of) 2.00% 5/23/2029	HUF4,610,600	12,620
Hungary (Republic of) 6.75% 7/23/2031	8,214,790	26,126
Hungary (Republic of) 6.25% 9/22/2032 (h)	USD6,200	6,590
Hungary (Republic of) 4.75% 11/24/2032	HUF3,420,000	9,733
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD6,700	6,972
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR6,270	7,625
		69,666
Turkey 0.07%
Turkey (Republic of) 37.84% 7/14/2027	TRY578,000	14,154
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	435,300	7,862
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	USD12,630	12,543
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	30,300	22,868
		57,427
Saudi Arabia 0.07%
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	13,600	13,695
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	42,600	41,364
		55,059
Egypt 0.07%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP631,400	13,863
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,907
Egypt (Arab Republic of) 5.875% 2/16/2031 (h)	USD2,350	2,296
Egypt (Arab Republic of) 7.625% 5/29/2032	14,200	14,772
Egypt (Arab Republic of) 7.625% 5/29/2032 (h)	7,060	7,344
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	4,857
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	2,695
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	7,084
		54,818
Philippines 0.05%
Philippines (Republic of) 6.375% 7/27/2030	PHP228,100	3,991
Philippines (Republic of) 6.00% 8/20/2030	278,395	4,813
Philippines (Republic of) 6.75% 9/15/2032	777,400	13,883
Philippines (Republic of) 5.00% 1/27/2036	USD10,304	10,303
Philippines (Republic of) 3.95% 1/20/2040	11,700	10,200
		43,190
Chile 0.04%
Chile (Republic of) 4.70% 9/1/2030	CLP15,355,000	17,430
Chile (Republic of) 5.30% 11/1/2037	7,520,000	8,618
Chile (Republic of) 3.10% 5/7/2041	USD9,265	7,136
		33,184
New World Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Romania 0.04%	Principal amount (000)	Value (000)
Romania (Republic of) 5.25% 5/30/2032	EUR7,600	$9,423
Romania (Republic of) 5.25% 5/30/2032	4,220	5,232
Romania (Republic of) 2.00% 4/14/2033	7,080	7,016
Romania (Republic of) 5.625% 5/30/2037	6,595	7,894
		29,565
Republic of Kenya 0.04%
Kenya (Republic of) 6.30% 1/23/2034	USD12,000	11,048
Kenya (Republic of) 9.50% 3/5/2036 (h)	10,010	10,748
Kenya (Republic of) 9.50% 3/5/2036	6,000	6,442
		28,238
Federal Republic of Nigeria 0.04%
Nigeria (Republic of) 18.50% 2/21/2031	NGN13,170,200	9,951
Nigeria (Republic of) 7.875% 2/16/2032	USD13,200	13,763
Nigeria (Republic of) 8.631% 1/13/2036 (h)	3,910	4,183
		27,897
Czech Republic 0.03%
Czech Republic 3.50% 5/30/2035	CZK301,200	13,797
Czech Republic 1.95% 7/30/2037	300,160	11,268
		25,065
Honduras 0.03%
Honduras (Republic of) 6.25% 1/19/2027	USD15,473	15,710
Honduras (Republic of) 5.625% 6/24/2030 (h)	5,600	5,653
Honduras (Republic of) 5.625% 6/24/2030	2,042	2,061
		23,424
Kazakhstan 0.03%
Kazakhstan (Republic of) 6.50% 10/24/2027	KZT763,582	1,299
Kazakhstan (Republic of) 5.50% 7/1/2037 (h)	USD17,700	18,006
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	KZT1,835,253	3,568
		22,873
Morocco 0.03%
Morocco (Kingdom of) 5.95% 3/8/2028 (h)	USD4,231	4,356
Morocco (Kingdom of) 3.875% 4/2/2029	EUR11,440	13,704
Morocco (Kingdom of) 4.75% 4/2/2035	3,760	4,538
		22,598
Republic of Angola 0.02%
Angola (Republic of) 8.00% 11/26/2029 (h)	USD13,202	12,993
Angola (Republic of) 8.75% 4/14/2032 (h)	6,950	6,817
		19,810
Sultanate of Oman 0.02%
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,369
Oman (Sultanate of) 6.00% 8/1/2029	3,300	3,444
Oman (Sultanate of) 6.75% 1/17/2048	8,100	8,759
		19,572
New World Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Gabon 0.02%	Principal amount (000)	Value (000)
Gabonese (Republic of) 6.625% 2/6/2031	USD15,100	$12,909
Gabonese (Republic of) 7.00% 11/24/2031	7,500	6,298
		19,207
Panama 0.02%
Panama (Republic of) 3.75% 4/17/2026	4,590	4,598
Panama (Republic of) 6.875% 1/31/2036	6,432	6,927
Panama (Republic of) 8.00% 3/1/2038	1,649	1,910
Panama (Republic of) 4.30% 4/29/2053	6,400	4,709
		18,144
Thailand 0.02%
Thailand (Kingdom of) 3.45% 6/17/2043	THB488,497	16,950
Peru 0.02%
Peru (Republic of) 3.00% 1/15/2034	USD5,715	4,968
Peru (Republic of) 5.625% 11/18/2050	1,240	1,202
Peru (Republic of) 3.55% 3/10/2051	4,900	3,405
Peru (Republic of) 2.78% 12/1/2060	10,795	5,871
		15,446
Supra National 0.02%
Asian Development Bank 5.25% 4/29/2035	PHP486,600	8,329
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR153,500	1,640
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	4,816
		14,785
Dominican Republic 0.02%
Dominican Republic 6.00% 7/19/2028 (h)	USD4,360	4,473
Dominican Republic 4.875% 9/23/2032	3,435	3,297
Dominican Republic (Government of) 8.625% 4/20/2027 (h)	3,300	3,405
Dominican Republic (Government of) 5.875% 1/30/2060	3,054	2,720
		13,895
Benin 0.02%
Benin (Republic of) 7.96% 2/13/2038 (h)	12,800	13,382
Mozambique 0.01%
Mozambique (Republic of) 9.00% 9/15/2031	9,800	8,550
United Arab Emirates 0.01%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (h)	7,900	7,538
Paraguay 0.01%
Paraguay (Republic of) 4.70% 3/27/2027	3,930	3,968
Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,461
		7,429
China 0.00%
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	CNY22,100	3,676
New World Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Cote d’Ivoire 0.00%	Principal amount (000)	Value (000)
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	$2,211
Total bonds & notes of governments & government agencies outside the U.S.		1,659,569
Corporate bonds and notes 0.28% Energy 0.06%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (h)	USD6,000	6,232
Oleoducto Central SA 4.00% 7/14/2027 (h)	3,450	3,408
Petroleos Mexicanos 5.95% 1/28/2031	7,858	7,671
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,969
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (h)	8,300	6,056
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (h)	4,170	4,421
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (h)	4,145	4,163
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (h)	7,100	7,114
YPF SA 8.25% 1/17/2034 (h)	6,100	6,225
		47,259
Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (h)	8,955	8,913
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)	7,517	7,179
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)(j)	5,200	5,784
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,929
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)	9,000	9,834
		38,639
Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	5,386
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	5,310
Meituan 4.625% 10/2/2029	2,505	2,523
Meituan 3.05% 10/28/2030	7,295	6,827
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (h)	5,700	5,982
MercadoLibre, Inc. 3.125% 1/14/2031	3,331	3,079
Sands China, Ltd. 4.375% 6/18/2030	4,575	4,504
Wynn Macau, Ltd. 5.625% 8/26/2028	4,500	4,495
		38,106
Communication services 0.03%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN225,000	13,422
America Movil, SAB de CV, 10.30% 1/30/2034	53,500	3,252
PLDT, Inc. 2.50% 1/23/2031	USD2,590	2,391
Tencent Holdings, Ltd. 3.24% 6/3/2050 (h)	7,100	5,102
		24,167
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050 (h)	4,520	3,986
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (h)	5,465	5,711
LATAM Airlines Group SA 7.875% 4/15/2030 (h)	6,200	6,513
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (h)	1,131	1,174
Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,191
		23,575
New World Fund — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities 0.02%	Principal amount (000)	Value (000)
Aegea Finance SARL 9.00% 1/20/2031 (h)	USD5,210	$5,540
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (h)	3,253	3,067
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (h)	2,062	1,943
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	419
SAEL, Ltd. 7.80% 7/31/2031 (h)	1,514	1,565
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (j)	1,680	1,706
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (j)	4,118	4,257
		18,497
Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	3,405	3,626
MARB BondCo PLC 3.95% 1/29/2031 (h)	7,700	6,976
NBM US Holdings, Inc. 6.625% 8/6/2029 (c)	6,150	6,239
		16,841
Materials 0.02%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (h)	4,238	1,814
CSN Resources SA 8.875% 12/5/2030 (h)	6,200	5,985
PT Krakatau Posco 6.375% 6/11/2027	2,400	2,445
PT Krakatau Posco 6.375% 6/11/2029	3,600	3,726
		13,970
Health care 0.00%
Rede D’Or Finance SARL 4.50% 1/22/2030	4,623	4,512
Total corporate bonds and notes		225,566
Total bonds, notes & other debt instruments (cost: $1,821,038,000)		1,885,135
Short-term securities 1.04% Money market investments 0.91%	Shares
Capital Group Central Cash Fund 3.62% (f)(k)	7,250,600	725,060
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 3.62% (f)(k)(l)	258,504	25,850
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.61% (k)(l)	12,902,275	12,902
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.57% (k)(l)	9,800,000	9,800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.58% (k)(l)	9,800,000	9,800
Fidelity Investments Money Market Government Portfolio, Class I 3.57% (k)(l)	9,800,000	9,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.61% (k)(l)	7,800,000	7,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.64% (k)(l)	7,800,000	7,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (k)(l)	7,800,000	7,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.55% (k)(l)	6,800,000	6,800
		98,352
New World Fund — Page 15 of 21

unaudited
Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. 0.00%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 6/30/2026	21.341%	EGP121,225	$2,354
Total short-term securities (cost: $825,741,000)			825,766
Total investment securities 99.55% (cost: $48,446,208,000)			79,343,658
Other assets less liabilities 0.45%			361,320
Net assets 100.00%			$79,704,978
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
5 Year Euro-Bobl Futures	Short	239	3/10/2026	USD(33,036)	$— (e)
10 Year Euro-Bund Futures	Short	240	3/10/2026	(36,462)	106
10 Year Ultra U.S. Treasury Note Futures	Long	187	3/31/2026	21,347	(336)
					$(230)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Currency purchased (000)		Currency sold (000)
MYR	37,000	USD	9,107	HSBC Bank	2/9/2026	$284
MYR	38,713	USD	9,548	JPMorgan Chase	2/9/2026	277
CZK	387,600	USD	18,659	HSBC Bank	2/9/2026	219
CNH	258,700	USD	37,151	BNP Paribas	2/9/2026	37
THB	549,640	USD	17,582	JPMorgan Chase	2/9/2026	(158)
USD	13,940	COP	52,536,350	Morgan Stanley	2/9/2026	(244)
USD	18,906	ZAR	312,609	Barclays Bank PLC	2/9/2026	(432)
USD	18,701	MYR	75,713	JPMorgan Chase	2/9/2026	(514)
USD	10,589	BRL	57,455	Citibank	2/24/2026	(270)
USD	31,870	EUR	26,607	HSBC Bank	3/3/2026	287
USD	17,499	PHP	1,037,500	Bank of America	3/16/2026	(83)
PHP	98,300	USD	1,644	Citibank	4/13/2026	19
USD	14,089	PHP	839,100	Goldman Sachs	4/13/2026	(115)
CNH	122,260	USD	17,639	Standard Chartered Bank	4/20/2026	6
						$(687)
New World Fund — Page 16 of 21

unaudited
Investments in affiliates (f)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.40%
Industrials 0.40%
Rumo SA	$331,720	$—	$—	$—	$(17,322)	$314,398	$—
Health care 0.00%
Laurus Labs, Ltd. (m)	305,644	—	31,591	7,308	(11,032)	—	—
Total common stocks						314,398
Short-term securities 0.94%
Money market investments 0.91%
Capital Group Central Cash Fund 3.62% (k)	1,308,418	1,989,702	2,572,952	232	(340)	725,060	12,518
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.62% (k)(l)	35,662		9,812 (n)			25,850	— (o)
Total short-term securities						750,910
Total 1.34%				$7,540	$(28,694)	$1,065,308	$12,518
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$69,742	$86,884	0.11%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	23,284	22,859	0.03
Canva Australia Holdings Pty, Ltd. (a)(b)	8/26/2021-11/4/2021	18,022	17,403	0.02
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)	11/4/2021	1,577	1,523	0.00 (p)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	65	63	0.00 (p)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	5	5	0.00 (p)
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(b)	11/4/2021	3	3	0.00 (p)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	6,015	6,239	0.01
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	46,500	— (e)	0.00 (p)
Total		$165,213	$134,979	0.17%
New World Fund — Page 17 of 21

unaudited

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan.
(e)	Amount less than one thousand.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $7,730,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $240,260,000, which represented 0.30% of the net assets of the fund.

(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Step bond; coupon rate may change at a later date.
(k)	Rate represents the seven-day yield at 1/31/2026.
(l)	Security purchased with cash collateral from securities on loan.
(m)	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2026. Refer to the investment portfolio for the security value at 1/31/2026.
(n)	Represents net activity.
(o)	Dividend income is included with securities lending income and is not shown in this table.
(p)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
New World Fund — Page 18 of 21

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $103,139,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $284,814,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of January 31, 2026, were as follows (dollars in thousands):
New World Fund — Page 19 of 21

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,225,600	$—	$17,403	$19,243,003
Financials	13,097,677	788,962	— *	13,886,639
Industrials	9,784,280	—	—	9,784,280
Consumer discretionary	9,199,543	—	—	9,199,543
Communication services	7,436,534	—	—	7,436,534
Materials	4,884,265	687,432	— *	5,571,697
Health care	3,802,955	66,965	—	3,869,920
Consumer staples	3,372,653	—	—	3,372,653
Energy	1,773,608	—	— *	1,773,608
Real estate	1,044,322	—	—	1,044,322
Utilities	939,943	—	—	939,943
Preferred securities	397,396	1,882	111,337	510,615
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,659,569	—	1,659,569
Corporate bonds and notes	—	225,566	—	225,566
Short-term securities	823,412	2,354	—	825,766
Total	$75,782,188	$3,432,730	$128,740	$79,343,658

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$106	$—	$—	$106
Unrealized appreciation on open forward currency contracts	—	1,129	—	1,129
Liabilities:
Unrealized depreciation on futures contracts	(336)	—	—	(336)
Unrealized depreciation on open forward currency contracts	—	(1,816)	—	(1,816)
Total	$(230)	$(687)	$—	$(917)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
New World Fund — Page 20 of 21

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PHP = Philippine pesos
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-036-0326
New World Fund — Page 21 of 21